                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28- 01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter de Roetth
Title:   Principal
Phone:   617-236-4200

Signature, Place, and Date of Signing:

Peter de Roetth (signature on file)   Boston, MA           February 13, 2008
------------------------------------
[Signature]                           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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Page 1 of 4      FORM 13 F    Name of Reporting Manager Account Management, LLC

                                                                                                       Item 8:
                                                                    Item 6:                       Voting Authority
                                                             Investment Discretion                    (Shares)
                                                 Item 5:  ---------------------------  Item 7:   -------------------
                 Item 2:   Item 3:    Item 4:   Shares or         (b) Shared-   (c)    Managers
Item 1:          Title of   CUSIP   Fair Market Principal  (a)    As Defined  Shared- See Instr.  (a)     (b)   (c)
Name of Issuer    Class    Number      Value     Amount    Sole   in Instr. V  Other      V       Sole   Shared None
--------------   -------- --------- ----------- --------- ------- ----------- ------- ---------- ------- ------ ----
Maxim             Common  57772K101 13,601,717    513,660 513,660                                513,660
  Integrated      Stock
  Products
PowerSecure       Common  73936N105 13,127,400    972,400 972,400                                972,400
  International,  Stock
  Inc
XTO Energy        Common  98385X106  1,316,100     25,625  25,625                                 25,625
  Inc.            Stock
Credit            Common  225310101 13,551,314    655,603 655,603                                655,603
  Acceptance      Stock
  Corporation
Diamonds          Common  252787106    649,495      4,900   4,900                                  4,900
  Trust Ser       Stock
  1
Ritchie Bros.     Common  767744105  2,381,760     28,800  28,800                                 28,800
  Auction         Stock
Suncor            Common  867229106    326,190      3,000   3,000                                  3,000
  Energy          Stock
  Inc
Smith &           Common  831756101    112,850     18,500  18,500                                 18,500
  Wesson          Stock
  Holding
  Corporation
Goldcorp          Common  380956409    743,067     21,900  21,900                                 21,900
  Inc.            Stock
   COLUMN                           45,809,893  2,244,388
     TOTALS

Page 2 of 4      FORM 13 F    Name of Reporting Manager Account Management, LLC

                                                                                                                 Item 8:
                                                                              Item 6:                       Voting Authority
                                                                       Investment Discretion                    (Shares)
                                                           Item 5:  ---------------------------  Item 7:   -------------------
                           Item 2:   Item 3:    Item 4:   Shares or         (b) Shared-   (c)    Managers
Item 1:                    Title of   CUSIP   Fair Market Principal  (a)    As Defined  Shared- See Instr.  (a)     (b)   (c)
Name of Issuer              Class    Number      Value     Amount    Sole   in Instr. V  Other      V       Sole   Shared None
--------------             -------- --------- ----------- --------- ------- ----------- ------- ---------- ------- ------ ----
Indochina Capital           Common  G47690105    111,180    12,000   12,000                                 12,000
                            Stock
Central Fund of Canada      Common  153501101    410,780    38,000   38,000                                 38,000
  Ltd.                      Stock
Pan Amer Silver             Common  697900108    296,905     8,500    8,500                                  8,500
                            Stock
Encana Corporation          Common  292505104  1,189,300    17,500   17,500                                 17,500
                            Stock
Kinross Gold CP             Common  496902404    791,200    43,000   43,000                                 43,000
                            Stock
Berkshire Hathaway Hld B    Common  084670207 10,376,576     2,191    2,191                                  2,191
                            Stock
Clayton Holdings Inc.       Common  18418N107  1,282,160   248,000  248,000                                248,000
                            Stock
Heartland Payment Sys Inc.  Common  42235N108  3,642,120   135,900  135,900                                135,900
                            Stock
StreetTracks Gold TR        Common  863307104  1,154,440    14,000   14,000                                 14,000
                            Stock
   COLUMN TOTALS                              19,254,661   519,091

Page 3 of 4      FORM 13 F    Name of Reporting Manager Account Management, LLC

                                                                                                     Item 8:
                                                                  Item 6:                       Voting Authority
                                                           Investment Discretion                    (Shares)
                                               Item 5:  ---------------------------  Item 7:   -------------------
               Item 2:   Item 3:    Item 4:   Shares or         (b) Shared-   (c)    Managers
Item 1:        Title of   CUSIP   Fair Market Principal  (a)    As Defined  Shared- See Instr.  (a)     (b)   (c)
Name of Issuer  Class    Number      Value     Amount    Sole   in Instr. V  Other      V       Sole   Shared None
-------------- -------- --------- ----------- --------- ------- ----------- ------- ---------- ------- ------ ----
Barrick Gold    Common  067901108  6,123,784    145,631 145,631                                145,631
  Corporation   Stock
Innerworkings   Common  45773Y105  9,562,040    554,000 554,000                                554,000
  Inc.          Stock
Cepheid         Common  15670R107  1,040,825     39,500  39,500                                 39,500
                Stock
Penn West       Common  707885109    806,000     31,000  31,000                                 31,000
  Energy Tru    Stock
Canadian Nat    Common  136385101  1,682,220     23,000  23,000                                 23,000
  Res           Stock
Fluor CP        Common  343412102  1,632,064     11,200  11,200                                 11,200
  (NEW)         Stock
GE Electric     Common  369604103    463,375     12,500  12,500                                 12,500
  Co            Stock
Petaquilla      Common  716013107  2,063,750    635,000 635,000                                635,000
  Minerals      Stock
  LTD
   COLUMN                         23,374,058  1,451,831
     TOTALS

Page 4 of 4      FORM 13 F    Name of Reporting Manager Account Management, LLC

                                                                                                   Item 8:
                                                                 Item 6:                       Voting Authority
                                                          Investment Discretion                    (Shares)
                                                        --------------------------            ------------------
                                               Item 5:             (b)              Item 7:
               Item 2:   Item 3:    Item 4:   Shares or          Shared-     (c)    Managers
Item 1:        Title of   CUSIP   Fair Market Principal  (a)   As Defined  Shared- See Instr.  (a)    (b)   (c)
Name of Issuer  Class    Number      Value     Amount    Sole  in Instr. V  Other      V       Sole  Shared None
-------------- -------- --------- ----------- --------- ------ ----------- ------- ---------- ------ ------ ----
Parallel        Common  699157103    572,975   32,500   32,500                                32,500
  Petroleum     Stock
  Corporation
Terra           Common  880915103    620,880   13,000   13,000                                13,000
  Industries    Stock
  Inc
                Common                                       0                                     0
                Stock
                                                             0                                     0
                                                             0                                     0
                                                             0                                     0
                                   1,193,855   45,500